Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Accounting Policies
Note 2. Accounting Policies
Basis of Presentation
The consolidated financial statements of the Company are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of the Company and its controlled subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Reclassifications
Certain amounts reported previously have been reclassified to conform to the current year presentation with no effect on total unitholders' deficit, or net income as previously reported. These reclassifications relate primarily to creation of new captions for balances that meet certain reporting thresholds in the current period and collapsing certain nonmaterial balances that no longer met reporting thresholds into summarized captions in the financial statements.
Going Concern
As of December 31, 2023, the Company had cash balance of $2,575, accumulated deficit of $64,284 and a working capital deficit of $2,504. During the year ended December 31, 2023, the Company incurred a net loss of $30,984. Management believes the Company will continue to incur losses and negative cash flows from operating activities for the foreseeable future and will need additional capital or debt financing to sustain its operations until it can achieve long-term profitability and positive cash flows. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, or obtaining additional financing from its unitholders or other sources, as may be required.
In order to maintain its current level of operations, the Company will require additional working capital from either cash flows from operations or from the sale of its capital or issuance of debt. The Company intends to obtain additional financing in the future to proceed with its business plans. With approval of the Class PCTA Unitholders, the Company has the ability to sell shares of common stock of PureCycle Technologies, Inc. ("PCT"), an unrelated third-party, held by the Company, once certain lock-up periods have expired (see Note 3. Investments). As of December 31, 2023, the Company holds less than 2% of the outstanding shares of common stock of PCT. However, the future value of investments held is unpredictable and subject to market events outside of the Company’s control. If the Company is unable to acquire additional working capital, it will be required to significantly reduce its current level of operations. Furthermore, the Company’s technology segment has not yet begun commercial operations so does not yet have any sources of revenue.
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern within one year after the date of the accompanying consolidated financial statements are issued; however, the above conditions raise substantial doubt about the Company’s ability to do so. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. There can be no assurance that management will be successful in implementing its business plan or that the successful implementation of such business plan will actually improve our operating results.
Basis of Consolidation
The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the Unites States of America ("GAAP"). The consolidated financial statements include the accounts of the Company, its wholly owned or majority-owned subsidiaries and entities in which the Company is deemed to have a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. All intercompany transactions and balances have been eliminated in consolidation
Non-controlling Interest
Non-controlling interest (“NCI”) on the consolidated balance sheets represents the portion of consolidated subsidiaries that are not owned by the Company after consideration of contractual agreements that govern allocations of income or loss. The Company reports NCI in unitholders' deficit, separate from the parent’s deficit, on the consolidated balance sheets. In addition, the Company reports net loss attributable to NCI separately in the consolidated statements of operations.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ materially from those estimates. Significant items subject to such estimates and assumptions include the valuation of the Company’s capital units, the valuation of the Company’s investments that do not yet have readily available market quotations, the valuation of warrants, and valuation of derivatives within the Company’s financial instruments.
Fair Value Measurements
The Company accounts for certain assets and liabilities at fair value. Accounting Standards Codification ("ASC") 820, Fair Value Measurement establishes three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 – Valuations based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company has the ability to access at the measurement date.
Level 2 – Valuations based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data at the measurement date for substantially the full term of the assets or liabilities.
Level 3 – Valuations based on unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.
Gains and losses for such assets and liabilities categorized within the Level 3 table set forth in “Note 4. Fair Value” may include changes in fair value that are attributable to both observable inputs (Levels 1 and 2) and unobservable inputs (Level 3).
In making a good faith determination of the fair value of its investments, the Company considers valuation methodologies consistent with industry practice. Valuation methods utilized may include, but are not limited to the following: comparisons to prices from secondary market transactions; venture capital financings; public offerings; purchase or sales transactions; as well as analysis of financial ratios and valuation metrics of the portfolio companies that issued such private equity securities to peer companies that are public, analysis of the portfolio companies’ most recent financial statements and forecasts, and the markets in which the portfolio company does business, and other relevant factors.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation currently reflected in the consolidated financial statements.
Investments
Equity Method Investments
Equity method investments are investments where the Company does not consolidate the investee, but can exert significant influence over the financial and operating policies of the investee.
The carrying value of our equity method investments is determined based on amounts invested by the Company, adjusted for the Company’s share in the earnings or losses of each investee, after consideration of contractual arrangements that govern allocations of income or loss, less distributions received. For investments where the specified allocations of income or loss are different from the allocation of cash from operations and on liquidation, the Company utilizes the hypothetical liquidation book value method to allocate income or loss from the equity method investment. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.
Cash distributions received as a result of the Company’s share of cumulative earnings are classified as operating activities. Cash distributions, if any, received that are in excess of the Company’s share of cumulative earnings or losses are classified as investing activities.
Exchange-traded Investments
Exchange-traded equity investments are generally carried at fair value on the consolidated balance sheets with changes in the fair value recorded through net income (“FVTNI”) within non-operating income (expense).
Variable Interest and Voting Interest Entities
The Company performs an analysis of its investments to determine if they are either a Variable Interest Entity (“VIE”) or a Voting Interest Entity (“VOE”). Factors considered in this analysis include the entity’s legal organization, the entity’s capital structure, the rights of equity investment holders and the Company’s contractual involvement with, and economic interest in, the entity and any related party or de facto agent implications of the Company’s involvement with the entity. Entities that are determined to be VIEs are consolidated if the Company is the primary beneficiary (“PB”) of the entity. VOEs are typically consolidated if the Company holds the majority voting interest. If the Company is not deemed to be the primary beneficiary in a VIE, the Company accounts for the investment or other variable interests in a VIE in accordance with GAAP.
Upon the occurrence of certain events (such as changes in the investment or the governance structure) management reviews and reconsiders its previous conclusion regarding the status of an entity as a VIE or a VOE. Additionally, management continually reconsiders whether the Company is deemed to be a VIE’s PB that consolidates such an entity.
Consolidation of Variable Interest Entities. Certain investments for which a controlling financial interest is achieved through arrangements that do not involve or are not directly linked to voting interests are deemed consolidated VIEs. The Company reviews factors, including whether or not (1) the entity has equity at risk that is sufficient to permit the entity to finance its activities without additional subordinated support from other parties and (2) the equity holders at risk have the obligation to absorb losses, the right to receive residual returns, and the right to direct the activities of the entity that most significantly impact the entity’s economic performance, to determine if the investment product is a VIE. The PB of a VIE is defined as the variable interest holder that has a controlling financial interest in the VIE. A controlling financial interest is defined as (1) the power to direct the activities of the VIE that most significantly impact its economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that potentially could be significant to the VIE.
Consolidation of Voting Interest Entities. The Company is required to consolidate an investee to the extent that Innventure can exert control over the financial and operating policies of the investee, which generally exists if there is a greater than 50% voting equity interest.
Impairments of Investments
Management periodically assesses equity method investments for impairment. If impairment exists, an impairment charge would be recorded for the excess of the carrying amount of the investment over its estimated fair value in the consolidated statements of operations.
Impairment evaluation considers qualitative factors, including the financial conditions and specific events related to an investee, that may indicate the fair value of the investment is less than its carrying value.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents primarily consist of cash, money market funds and short-term, highly liquid investments with original maturities of three months or less. The Company has concentrated credit risk for cash and cash equivalents by maintaining deposits in banks, which may, at times, exceed amounts covered by insurance provided by the US Federal Deposit Insurance Corporation.
Cash that is restricted and not available for general operations is considered restricted cash. The Company's restricted cash is related to cash received through the Company's Class B Preferred Units capital raise and held in escrow prior to finalization of the Class B Preferred Units investment. As of December 31, 2023 and 2022, the Company had restricted cash related to the capital raise of $100 and $0, respectively.
Additionally, the Company maintains certain compensating balances that may be withdrawn, but the availability of short-term lines of credit is dependent upon the maintenance of such compensating balances. As of December 31, 2023 and 2022, the Company had compensating balances of $300 and $0, respectively.
Property, Plant and Equipment
The Company records property, plant and equipment at cost less accumulated depreciation. The Company depreciates the cost of property, plant and equipment using the straight-line method with depreciable lives of 10 years for Machinery & equipment, 3 years for Computers & office equipment, and lesser of useful life or lease terms for Leasehold improvements. The Company expenses normal maintenance and repair costs as incurred.
Impairment of Long-Lived Assets
The Company assesses its property, plant and equipment and other long lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable in accordance with ASC 360, "Property, Plant and Equipment." Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset.
In the event such an asset is considered impaired, the impairment to be recognized is measured by the amount by which the carrying value of the asset exceeds the estimated fair value of the asset. Assets to be disposed of are reported at the lower of the carrying value of estimated fair value less estimated costs to sell.
Due from Related Parties
Due from related parties includes amounts receivable from the Company’s equity method investees. Refer to Note 13. Related Party Transactions for further disclosure of transactions with related parties.
Notes Payable, Convertible Promissory Note Due to Related Party and Convertible Promissory Note
The Company's debt is carried on the consolidated balance sheets on a historical cost basis net of unamortized discounts and premiums. Costs associated with acquiring debt are presented netted against the principal balance as a debt discount. The debt discount is presented in the consolidated balance sheets as a direct deduction from the carrying amount of the debt liability. Discounts on debts are amortized over the contractual life of the related debt instrument using the effective interest method and are included in interest expense in the consolidated statements of operations.
The Company reviews the terms of all notes issued to determine whether there are features, including redemption and conversion features, which are required to be bifurcated and accounted for separately as derivative financial instruments. Embedded derivatives are separated from the host contract and carried at fair value when the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and a separate, standalone instrument with the same terms would qualify as a derivative instrument. The derivative is measured both initially and in subsequent periods at fair value, with changes in fair value recognized in the consolidated statements of operations
Capital Units and Warrants
Capital units may be classified as a liability, temporary capital (i.e., mezzanine capital) or permanent unitholders' capital. In order to determine the appropriate classification, an evaluation of the cash redemption features is required. Where there exists an absolute right of redemption presently or in the future, the units in question would be classified as a liability. If units are contingently redeemable upon the occurrence of an event that is outside of the issuer’s control, the units are classified as mezzanine capital. The probability that the redemption event will occur is irrelevant. If no redemption features exist, or if a contingent redemption feature is within the Company’s control, the capital unit would be considered permanent unitholders' capital.
Warrants to acquire units may be classified as a liability or permanent capital. In order to determine the appropriate classification consideration is given as to whether the warrants are indexed to the Company’s own common units and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Company’s control, among other conditions. The assessment, which requires the use of judgement, is conducted at the time of warrant issuance and as of each reconsideration and balance sheet date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for unitholders' capital classification, the warrants are recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for unitholders' capital classification, the warrants are recorded as a liability at their initial fair value on the date of issuance and remeasured at fair value as of each reconsideration and balance sheet date thereafter.
Revenue Recognition
The Company earns management fees, consulting revenue and carried interest allocations from investment advisory services it provides to its customers. Revenue is recognized when control of the promised services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services.
Investment advisory services are entered into for the purpose of generating investment returns in exchange for carried interest allocations. Administrative services include the necessary overhead incurred by the Company in order to manage capital balances and are provided in exchange for a management fee. Carried interest allocations are recognized at a point in time, while management fees are recognized over time.
Management Fees
Management fees are generally 1-2% of capital committed to Innventus ESG Fund I, L.P. (the “Fund") for which the Company serves as an advisor. Management fees are recognized over the period during which the related services are performed. The administrative services are comprised of distinct service periods (quarters) because the services are performed over time each quarter.
Management fees are generally calculated and paid to the Company on a quarterly basis in advance, based on the amount of capital commitments at the beginning of the quarter. Changes in the Company’s management fee revenues from quarter to quarter are driven by changes in the quarterly opening balances of capital commitments.
The Company considers management fees to be a form of variable consideration, as the amount earned each quarter may depend on various contingencies, such as changes in committed or invested capital. Management fees, however, are generally fully recognized at the end of each reporting period and are not subject to clawback and, therefore, the value of the management fees the Company is entitled to receive at the end of each quarter is generally no longer subject to the constraint.
Carried Interest
Carried interest allocations include the allocation of performance-based fees, commonly referred to as carried interest, to the Company from unaffiliated limited partners invested in the Fund. The Company is entitled to a carried interest allocation (typically 10% to 20%) based on cumulative fund or account performance to date, irrespective of whether such amounts have been realized. These carried interest allocations are subject to the achievement of minimum return levels (typically 8%). Carried interest is allocated based on cumulative returns, and is therefore reversible until gains are realized that exceed the return threshold. Accordingly, the Company considers the variable consideration related to carried interest to be constrained. Carried interest allocations are treated as service fees paid to the Company and the Company recognizes amounts when significant reversal is no longer probable.
Consulting revenue
Consulting services include investigative analysis, due diligence and opportunity assessment for third party customers. Consulting revenue is recognized as the services are provided to the customer as the Company completes its relevant analysis or deliverables for the customer.
Net Loss Per Unit
Basic loss per unit is calculated by dividing net income attributable to common unit holders by the weighted-average number of units outstanding during the period.
Unit-Based Compensation
The Company's unit-based compensation consists of profit interest units issued to certain employees and nonemployees of the Company. The Company recognizes expense for services received in exchange for unit-based compensation based on the grant date fair value of the awards. The Company recognizes non-cash compensation expense attributable to these grants on a straight-line basis over the requisite service period, which is generally the vesting period. Expense related to grants of unit-based awards is included in the respective expense category in which the employee serves in the consolidated statements of operations. The Company recognizes forfeitures as they occur.
Income Taxes
The Company qualifies as a partnership for federal income tax purposes. Consequently, federal income taxes are not payable or provided by the Company. Members are taxed individually on their pro rata ownership share of the Company’s earnings. The Company’s net income or loss is allocated to the members in accordance with the Company’s operating agreement. The Company has no material unrecognized income tax benefits or uncertain tax positions.
Entities within the consolidated group that are considered a corporation for federal income tax purposes, recognize deferred income tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using currently enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized on the consolidated statements of operations in the period that includes the enactment date.
Management periodically assesses the recoverability of its deferred income tax assets based upon expected future earnings, taxable income in prior carryback years, future deductibility of the asset, changes in applicable tax laws and other factors. If management determines that it is not more likely than not that the deferred tax asset will be fully recoverable in the future, a valuation allowance will be established for the difference between the asset balance and the amount expected to be recoverable in the future. This allowance will result in additional income tax expense. Further, the Company records its income taxes receivable and payable based upon its estimated income tax position.
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASU 2016-13"). ASU 2016-13 replaced the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires use of a forward-looking expected credit loss model for accounts receivables, loans, and other financial instruments. ASU 2016-13 was originally effective for fiscal years beginning after December 15, 2019, with early adoption permitted. In October 2019, the FASB issued ASU No. 2019-10 , Financial Instruments-Credit Losses (Topic 326): Effective Dates, to finalize the effective date delays for private companies, not-for-profits, and smaller reporting companies applying the current expected credit losses (“CECL”) standards. ASU 2016-13 is now effective for reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2016-13 on January 1, 2023 and the adoption did not have a material impact on the Company’s consolidated financial statements.
Recently Issued But Not Yet Adopted Accounting Standards
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies that contractual sale restrictions should not be considered in measuring the fair value of equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, including interim periods therein, with early adoption permitted. The Company is currently assessing the impact of ASU 2022-03 on its consolidated financial statements.
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). This standard modifies the disclosure or presentation requirements of a variety of topics and aligns requirements with the SEC’s existing disclosure requirements. ASU 2023-06 is effective on the date each amendment is removed from Regulation S-X or Regulation S-K with early adoption prohibited. The Company will monitor the removal of various requirements from the current regulations in order to determine when to adopt the related amendments, but does not anticipate the adoption of the new guidance will have a material impact on the Company’s consolidated financial statements. The Company will continue to evaluate the impact of this guidance on its consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"), which enhances prior reportable segment disclosure requirements in part by requiring entities to disclose significant expenses related to their reportable segments. The amendments in ASU 2023-07 are effective on a retrospective basis for annual periods beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact this accounting standard will have its segment disclosures in Note 15. Business Segment Data.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"), which requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as information on income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this ASU are effective for annual periods beginning after December 15, 2024 on a prospective basis. The Company is currently evaluating the impact that ASU 2023-09 will have on its consolidated financial statements and notes thereto.
Note 2. Accounting Policies
Basis of Presentation
These condensed consolidated financial statements are unaudited and should be read in conjunction with the Company's most recent annual audited consolidated financial statements and notes thereto. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles ("GAAP") have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.
We use the same accounting policies in preparing quarterly and annual financial statements.
Going Concern
In connection with the Company’s assessment of going concern considerations, management has determined that in order to maintain its current level of operations, the Company will require additional working capital from either cash flows from operations or from the sale of its capital or issuance of debt. The Company intends to obtain additional financing in the future to proceed with its business plans. The future value of investments held is unpredictable and subject to market events outside of the Company’s control. If the Company is unable to acquire additional working capital, it will be required to significantly reduce its current level of operations. Furthermore, the Company’s technology segment has not yet begun commercial operations so does not yet have any sources of revenue.
The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern within one year after the date of the accompanying condensed consolidated financial statements are issued; however, the above conditions raise substantial doubt about the Company’s ability to do so. The condensed consolidated financial statements do not include any adjustments to reflect the probable future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. There can be no assurance that management will be successful in implementing its business plan or that the successful implementation of such business plan will actually improve the Company's operating results.
Recently Adopted Accounting Pronouncements
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This ASU clarifies that contractual sale restrictions should not be considered in measuring the fair value of equity securities. This ASU is effective for fiscal years beginning after December 15, 2023, including interim periods therein, with early adoption permitted. The Company adopted this ASU on January 1, 2024, and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.
Recently Issued But Not Yet Adopted Accounting Standards
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"), which enhances prior reportable segment disclosure requirements in part by requiring entities to disclose significant expenses related to their reportable segments. The amendments in ASU 2023-07 are effective on a retrospective basis for annual periods beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact this accounting standard will have on its segment disclosures.